Financial Instruments (Carrying Values And Estimated Fair Values) (Details) - CAD ($) $ in Millions		Aug. 31, 2019	Aug. 31, 2018
Disclosure of fair value measurement of assets [line items]
Long-term debt		$ 5,350	$ 4,350
Level 1 of fair value hierarchy [member] | Carrying Value [Member]
Disclosure of fair value measurement of assets [line items]
Investment in publicly traded company	[1]	0	615
Level 1 of fair value hierarchy [member] | Estimated Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Investment in publicly traded company	[1]	0	298
Level 2 of fair value hierarchy [member] | Carrying Value [Member]
Disclosure of fair value measurement of assets [line items]
Long-term debt	[2]	5,308	4,311
Level 2 of fair value hierarchy [member] | Estimated Fair Value [Member]
Disclosure of fair value measurement of assets [line items]
Long-term debt	[2]	$ 6,014	$ 4,788

[1]	Level 1 fair value – determined by quoted market prices.
[2]	Level 2 fair value – determined by valuation techniques using inputs based on observable market data, either directly or indirectly, other than quoted prices.